Income Taxes Components of Income Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current expense (benefit):
Federal	$ 11	$ (315)	$ 251
State	(34)	(54)	78
Total	(23)	(369)	329
Deferred expense (benefit):
Federal	(237)	253	(29)
State	12	(32)	25
Total	(225)	221	(4)
Total income tax expense (benefit) from continuing operations	$ (248)	$ (148)	$ 325